NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2022
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 9 - NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary was a party to a credit facility with a commercial lender, which provided a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The credit facility expired on October 2021.

Borrowings made under the credit facility bore interest, which was payable monthly, at LIBOR plus 3% per annum.

The Company’s weighted average interest rate in the United States of America during the year ended December 31, 2020 was 4.42%.

Europe

The Company had a credit arrangement with a commercial bank, to provide it with up to €12,000 in borrowings which was renewed in May 2020 through March 2021. Borrowings under the line of credit bore interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum. The Company was also subject to unused line fee of 0.75% per annum, which was payable quarterly. The line of credit expired in March 2021.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,841 as of December 31, 2021) was provided to the Company by the same commercial bank, which was renewed until March 2022, with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which was payable quarterly. The guarantee facility expired in March 2022. As of December 31, 2021, the Company had €1,022 ($1,161 as of December 31, 2021) of outstanding guarantees under the guarantee facility, which related to leases and performance guarantees for contracts.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2021 and 2020, was 4.8% and 4.4% respectively.

The Company has an additional credit arrangement in Sweden to provide it with up to 4,000 SEK ($385 as of December 31, 2022) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2022 and 2021, the Company had 1,196 SEK and 1,800 SEK ($115 and $199 as of December 31, 2022 and 2021) respectively in outstanding borrowings under the line of credit facility.